UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 2

May 31, 2017

HICII-QTLY-0717
1.861967.109

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.1%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$1,158,000	$873,566
Diversified Financial Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	1,500,000	1,263,750

TOTAL CONVERTIBLE BONDS		2,137,316

Nonconvertible Bonds - 79.8%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	790,000	845,300
Orbital ATK, Inc. 5.5% 10/1/23	695,000	726,275
		1,571,575
Air Transportation - 0.1%
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 11/15/21	306,449	319,473
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	161,684
XPO Logistics, Inc. 6.125% 9/1/23 (b)	725,000	764,875
		1,246,032
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)	1,160,000	1,183,200
Penske Automotive Group, Inc. 5.5% 5/15/26	940,000	937,650
Tenneco, Inc. 5% 7/15/26	655,000	662,369
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,935,000	1,994,250
		4,777,469
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
4.25% 4/15/21	2,345,000	2,416,569
5.75% 11/20/25	5,715,000	5,936,456
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,315,000	5,562,328
		13,915,353
Broadcasting - 0.5%
AMC Networks, Inc. 5% 4/1/24	170,000	172,548
CBS Radio, Inc. 7.25% 11/1/24 (b)	615,000	648,825
Gray Television, Inc. 5.875% 7/15/26 (b)	300,000	304,500
iHeartCommunications, Inc.:
9% 9/15/22	780,000	571,350
10.625% 3/15/23	1,205,000	888,688
11.25% 3/1/21 (b)	915,000	681,675
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)	1,230,000	1,260,750
		4,528,336
Building Materials - 1.0%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	1,175,000	1,219,063
Building Materials Corp. of America:
5.5% 2/15/23 (b)	1,185,000	1,248,694
6% 10/15/25 (b)	1,165,000	1,258,200
CEMEX Finance LLC 6% 4/1/24 (b)	1,260,000	1,329,426
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	790,000	900,600
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	869,400
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	400,000	405,000
U.S. Concrete, Inc.:
6.375% 6/1/24	445,000	465,025
6.375% 6/1/24 (b)	430,000	449,350
USG Corp.:
4.875% 6/1/27 (b)	250,000	252,500
5.5% 3/1/25 (b)	495,000	524,700
		8,921,958
Cable/Satellite TV - 4.8%
Altice SA 7.75% 5/15/22 (b)	9,735,000	10,343,438
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	1,620,000	1,690,875
5.5% 5/15/26 (b)	3,150,000	3,299,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	670,000	698,542
5.125% 5/1/23 (b)	1,665,000	1,751,380
5.125% 5/1/27 (b)	3,315,000	3,395,803
5.5% 5/1/26 (b)	1,160,000	1,226,143
5.75% 9/1/23	1,160,000	1,219,450
5.875% 4/1/24 (b)	2,245,000	2,411,691
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	1,654,000	1,687,080
5.125% 12/15/21 (b)	760,000	775,679
CSC Holdings, Inc. 5.5% 4/15/27 (b)	2,075,000	2,173,189
DISH DBS Corp.:
5% 3/15/23	865,000	889,064
5.875% 7/15/22	550,000	587,125
6.75% 6/1/21	1,122,000	1,242,615
7.75% 7/1/26	385,000	452,375
Unitymedia KabelBW GmbH 6.125% 1/15/25 (b)	1,680,000	1,797,600
Virgin Media Finance PLC 4.875% 2/15/22	845,000	760,500
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	930,000	957,900
VTR Finance BV 6.875% 1/15/24 (b)	940,000	999,925
Ziggo Bond Finance BV 6% 1/15/27 (b)	775,000	781,781
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	3,330,000	3,381,715
		42,523,495
Capital Goods - 1.5%
Amsted Industries, Inc. 5% 3/15/22 (b)	470,000	484,100
Belden, Inc. 5.25% 7/15/24 (b)	1,595,000	1,626,900
CNH Industrial NV 4.5% 8/15/23	775,000	800,188
General Cable Corp. 5.75% 10/1/22 (c)	9,674,000	9,528,890
SPX Flow, Inc.:
5.625% 8/15/24 (b)	385,000	394,625
5.875% 8/15/26 (b)	385,000	397,751
		13,232,454
Chemicals - 4.8%
A. Schulman, Inc. 6.875% 6/1/23	2,425,000	2,576,563
Axalta Coating Systems 4.875% 8/15/24 (b)	1,160,000	1,187,550
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,433,500
10% 10/15/25	1,455,000	1,804,200
CF Industries Holdings, Inc.:
3.45% 6/1/23	2,690,000	2,518,513
5.15% 3/15/34	3,600,000	3,330,000
5.375% 3/15/44	2,520,000	2,270,394
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,250,000	2,337,188
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,419,563
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	2,875,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)(e)	1,070,000	1,072,675
5.25% 6/1/27 (b)(e)	1,015,000	1,016,269
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,725,000	1,776,750
The Chemours Co. LLC:
5.375% 5/15/27	390,000	405,600
6.625% 5/15/23	1,985,000	2,118,769
7% 5/15/25	4,570,000	5,061,275
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	275,000	292,188
Tronox Finance LLC 6.375% 8/15/20	6,125,000	6,186,250
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	335,000	352,588
Versum Materials, Inc. 5.5% 9/30/24 (b)	480,000	504,000
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	645,000	686,925
5.625% 10/1/24 (b)	1,095,000	1,181,231
		42,531,991
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	45,000	47,531
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,159,851
Wolverine World Wide, Inc. 5% 9/1/26 (b)	775,000	763,375
		1,970,757
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.4318% 5/15/21 (b)(c)	1,125,000	1,147,500
4.625% 5/15/23 (b)	3,885,000	3,972,413
6% 6/30/21 (b)	1,145,000	1,179,350
6% 2/15/25 (b)	1,043,000	1,087,328
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	380,513
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	385,000	378,301
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	925,000	965,469
5.375% 1/15/25 (b)	1,870,000	1,986,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	1,605,000	1,669,200
Silgan Holdings, Inc. 4.75% 3/15/25 (b)	1,190,000	1,210,825
		13,977,774
Diversified Financial Services - 4.3%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	770,000	772,647
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,091,729
Aircastle Ltd.:
5% 4/1/23	755,000	806,438
5.125% 3/15/21	1,210,000	1,296,213
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	2,205,000	2,304,225
CIT Group, Inc.:
5% 8/15/22	925,000	1,001,035
5.375% 5/15/20	1,600,000	1,720,000
FLY Leasing Ltd.:
6.375% 10/15/21	4,525,000	4,728,625
6.75% 12/15/20	590,000	624,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,960,000	1,983,520
6% 8/1/20	650,000	667,063
6.25% 2/1/22	445,000	463,356
ILFC E-Capital Trust I 4.66% 12/21/65 (b)(c)	1,170,000	1,123,200
ILFC E-Capital Trust II 4.91% 12/21/65 (b)(c)	1,750,000	1,688,750
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	359,000	312,330
International Lease Finance Corp. 5.875% 8/15/22	570,000	646,885
MSCI, Inc.:
4.75% 8/1/26 (b)	495,000	508,613
5.75% 8/15/25 (b)	520,000	563,420
Navient Corp.:
5% 10/26/20	345,000	352,763
6.625% 7/26/21	675,000	717,390
6.75% 6/25/25	2,140,000	2,149,737
7.25% 9/25/23	210,000	220,710
SLM Corp.:
4.875% 6/17/19	1,665,000	1,720,445
6.125% 3/25/24	480,000	478,944
7.25% 1/25/22	605,000	649,619
8% 3/25/20	2,370,000	2,618,850
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,100,039
8.25% 12/15/20	1,195,000	1,317,488
Tervita Escrow Corp. 7.625% 12/1/21 (b)	3,260,000	3,321,125
		37,949,822
Diversified Media - 2.3%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	2,220,000	2,264,400
7.625% 3/15/20	4,374,000	4,330,260
E.W. Scripps Co. 5.125% 5/15/25 (b)	240,000	245,700
Lamar Media Corp. 5.75% 2/1/26	535,000	579,138
MDC Partners, Inc. 6.5% 5/1/24 (b)	7,370,000	7,425,275
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	875,000	892,500
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	4,760,000	4,896,850
		20,634,123
Energy - 11.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25	865,000	875,813
5.75% 5/20/27	760,000	767,600
Antero Resources Corp.:
5.125% 12/1/22	890,000	900,013
5.625% 6/1/23 (Reg. S)	815,000	835,375
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,018,463
Baytex Energy Corp.:
5.125% 6/1/21 (b)	275,000	257,813
5.625% 6/1/24 (b)	830,000	757,375
Calfrac Holdings LP 7.5% 12/1/20 (b)	1,395,000	1,241,550
California Resources Corp. 8% 12/15/22 (b)	2,990,000	2,238,763
Callon Petroleum Co. 6.125% 10/1/24	335,000	346,725
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 (b)	980,000	993,475
Chesapeake Energy Corp.:
4.875% 4/15/22	670,000	623,100
5.375% 6/15/21	2,625,000	2,512,624
5.75% 3/15/23	745,000	698,438
6.125% 2/15/21	606,000	613,575
8% 12/15/22 (b)	868,000	938,525
8% 1/15/25 (b)	1,355,000	1,348,225
8% 6/15/27 (b)(e)	1,070,000	1,048,600
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	4,325,000	4,422,313
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	628,800
Concho Resources, Inc.:
4.375% 1/15/25	1,730,000	1,764,600
5.5% 4/1/23	60,000	62,025
Consolidated Energy Finance SA 6.875% 6/15/25 (b)(e)	830,000	841,413
Continental Resources, Inc.:
4.5% 4/15/23	770,000	752,675
5% 9/15/22	3,420,000	3,424,275
Covey Park Energy LLC 7.5% 5/15/25 (b)	720,000	738,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	315,000	326,614
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,689,975
Denbury Resources, Inc.:
4.625% 7/15/23	3,020,000	2,015,850
5.5% 5/1/22	2,150,000	1,558,750
Ensco PLC:
4.5% 10/1/24	780,000	641,550
5.2% 3/15/25	420,000	355,820
5.75% 10/1/44	1,156,000	821,315
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	885,000	918,188
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	436,088
FTS International, Inc. 6.25% 5/1/22	1,790,000	1,575,200
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	2,275,000	2,169,781
5.75% 10/1/25 (b)	810,000	793,800
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	575,000	607,344
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	435,000	436,088
6.125% 3/1/25 (b)	1,290,000	1,215,825
7.5% 11/1/23 (b)	1,115,000	1,128,938
Noble Holding International Ltd.:
4.625% 3/1/21	455,000	409,500
5.25% 3/15/42	620,000	399,900
6.05% 3/1/41	755,000	528,500
7.7% 4/1/25 (c)	1,040,000	904,800
7.75% 1/15/24	5,305,000	4,680,018
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	960,000	994,800
NRG Yield Operating LLC 5% 9/15/26 (b)	775,000	769,188
NuStar Logistics LP 5.625% 4/28/27	460,000	480,700
Pacific Drilling SA 5.375% 6/1/20 (b)	445,000	222,500
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	575,000	579,313
6.25% 6/1/24 (b)	165,000	174,075
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	2,760,000	2,766,900
7.25% 6/15/25 (b)	2,140,000	2,113,250
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	155,000	158,488
PDC Energy, Inc. 6.125% 9/15/24 (b)	290,000	296,525
Range Resources Corp. 5% 3/15/23 (b)	1,415,000	1,379,625
Rice Energy, Inc.:
6.25% 5/1/22	445,000	460,575
7.25% 5/1/23	325,000	347,344
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	773,850
5.625% 11/15/23	845,000	841,299
SemGroup Corp. 6.375% 3/15/25 (b)	1,175,000	1,160,313
SM Energy Co.:
5% 1/15/24	1,345,000	1,244,125
5.625% 6/1/25	1,995,000	1,874,682
6.125% 11/15/22	1,980,000	1,958,963
6.5% 11/15/21	650,000	656,500
6.5% 1/1/23	1,650,000	1,625,250
6.75% 9/15/26	520,000	509,600
Southwestern Energy Co.:
4.1% 3/15/22	4,540,000	4,199,500
5.8% 1/23/20 (c)	2,470,000	2,507,050
Summit Midstream Holdings LLC 5.75% 4/15/25	665,000	681,625
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	225,000	237,375
6.375% 4/1/23	1,735,000	1,847,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,311,650
5.125% 2/1/25 (b)	470,000	486,450
5.25% 5/1/23	330,000	340,313
5.375% 2/1/27 (b)	470,000	489,975
6.375% 8/1/22	311,000	321,108
6.75% 3/15/24	235,000	254,975
Teine Energy Ltd. 6.875% 9/30/22 (b)	600,000	609,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	882,000	904,050
6.125% 10/15/21	890,000	928,381
Transocean, Inc. 9% 7/15/23 (b)	770,000	804,650
Weatherford International Ltd.:
6.5% 8/1/36	540,000	499,295
7% 3/15/38	975,000	911,625
Weatherford International, Inc. 6.8% 6/15/37	780,000	725,400
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,274,400
Whiting Petroleum Corp.:
5.75% 3/15/21	535,000	524,835
6.25% 4/1/23	235,000	233,825
WPX Energy, Inc.:
6% 1/15/22	665,000	671,650
8.25% 8/1/23	730,000	799,350
		98,216,119
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26 (b)	785,000	809,924
6.125% 5/15/27 (b)	520,000	537,550
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	418,500
5.875% 3/15/25	2,285,000	2,399,250
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	1,147,889	992,924
		5,158,148
Environmental - 0.7%
Covanta Holding Corp.:
5.875% 3/1/24	1,787,000	1,764,663
5.875% 7/1/25	250,000	243,750
6.375% 10/1/22	1,081,000	1,112,079
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	2,780,000	2,905,100
		6,025,592
Food & Drug Retail - 2.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	2,405,000	2,392,975
6.625% 6/15/24 (b)	1,255,000	1,298,925
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	7,234,000	6,166,985
9.375% 9/15/18 pay-in-kind (b)(c)	8,285,000	4,142,500
Performance Food Group, Inc. 5.5% 6/1/24 (b)	500,000	520,000
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,658,450
7.7% 2/15/27	364,000	385,840
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	6,255,000	5,254,200
		21,819,875
Food/Beverage/Tobacco - 3.8%
B&G Foods, Inc. 5.25% 4/1/25	1,040,000	1,076,400
Bumble Bee Acquisition Corp. 9% 12/15/17 (b)	1,821,000	1,821,000
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	6,655,000	6,671,638
Cott Beverages, Inc. 5.375% 7/1/22	70,000	72,713
Cott Holdings, Inc. 5.5% 4/1/25 (b)	1,555,000	1,591,760
ESAL GmbH 6.25% 2/5/23 (b)	4,585,000	4,186,678
JBS Investments GmbH:
7.25% 4/3/24 (b)	2,685,000	2,490,338
7.75% 10/28/20 (b)	2,030,000	1,976,205
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	785,000	761,941
7.25% 6/1/21 (b)	605,000	603,488
7.25% 6/1/21 (b)	1,995,000	1,990,013
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	1,055,000	1,081,375
4.875% 11/1/26 (b)	635,000	650,875
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,580,000	2,557,425
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	447,300
Post Holdings, Inc.:
5% 8/15/26 (b)	1,300,000	1,308,125
5.5% 3/1/25 (b)	1,115,000	1,167,963
5.75% 3/1/27 (b)	865,000	905,266
U.S. Foods, Inc. 5.875% 6/15/24 (b)	770,000	804,342
Vector Group Ltd. 6.125% 2/1/25 (b)	1,750,000	1,820,000
		33,984,845
Gaming - 1.4%
Boyd Gaming Corp. 6.375% 4/1/26	395,000	430,985
Eagle II Acquisition Co. LLC 6% 4/1/25 (b)	240,000	252,300
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	345,000	373,463
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	430,000	459,025
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	225,000	237,375
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	1,100,000	1,100,000
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	773,850
8.625% 2/1/19	894,000	987,870
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	185,000	187,081
Scientific Games Corp.:
6.625% 5/15/21	1,885,000	1,866,150
7% 1/1/22 (b)	1,885,000	2,012,238
10% 12/1/22	1,485,000	1,616,794
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	445,000	451,172
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	690,000	680,513
Wynn Macau Ltd. 5.25% 10/15/21 (b)	830,000	860,088
		12,288,904
Healthcare - 10.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	721,931
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,495,000	1,446,413
AmSurg Corp. 5.625% 7/15/22	985,000	1,027,971
Centene Corp. 4.75% 5/15/22	1,190,000	1,241,170
Community Health Systems, Inc.:
5.125% 8/1/21	6,385,000	6,464,813
6.25% 3/31/23	1,175,000	1,218,181
6.875% 2/1/22	16,571,000	14,727,431
CTR Partnership LP/CareTrust Capital Corp.:
5.25% 6/1/25	1,415,000	1,432,688
5.875% 6/1/21	725,000	746,641
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,286,906
5.125% 7/15/24	1,500,000	1,526,250
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)(c)	1,010,000	904,960
HCA Holdings, Inc.:
4.5% 2/15/27	775,000	797,281
5.25% 6/15/26	1,105,000	1,200,362
5.375% 2/1/25	3,515,000	3,695,144
5.875% 3/15/22	620,000	688,200
5.875% 5/1/23	1,150,000	1,255,662
5.875% 2/15/26	1,300,000	1,412,125
6.25% 2/15/21	1,045,000	1,141,663
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,032,500
5.75% 9/15/25	695,000	722,800
IMS Health, Inc. 5% 10/15/26 (b)	1,055,000	1,089,055
Kindred Healthcare, Inc.:
8% 1/15/20	4,905,000	5,134,946
8.75% 1/15/23	3,650,000	3,814,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	900,000	864,000
5.75% 8/1/22 (b)	730,000	721,331
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	490,000	514,500
5.5% 5/1/24	575,000	605,188
6.375% 3/1/24	735,000	801,150
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	5,890,000	5,610,225
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,122,875
5.5% 2/1/21	2,645,000	2,757,413
Teleflex, Inc. 4.875% 6/1/26	1,345,000	1,378,625
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,202,680
4.5% 4/1/21	220,000	225,786
4.6312% 6/15/20 (c)	1,235,000	1,244,263
6% 10/1/20	395,000	423,144
8.125% 4/1/22	3,189,000	3,364,395
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	1,440,000	1,341,072
5.5% 3/1/23 (b)	830,000	670,399
5.625% 12/1/21 (b)	590,000	505,925
5.875% 5/15/23 (b)	4,365,000	3,554,747
6.125% 4/15/25 (b)	2,840,000	2,286,200
6.75% 8/15/21 (b)	800,000	716,000
7.25% 7/15/22 (b)	2,585,000	2,294,188
7.5% 7/15/21 (b)	1,785,000	1,654,481
VPI Escrow Corp. 6.375% 10/15/20 (b)	725,000	681,500
		93,269,430
Homebuilders/Real Estate - 1.8%
AV Homes, Inc. 6.625% 5/15/22 (b)	785,000	800,700
Beazer Homes U.S.A., Inc.:
6.75% 3/15/25 (b)	1,040,000	1,081,600
8.75% 3/15/22	240,000	268,200
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	270,000	277,425
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)	470,000	487,625
CalAtlantic Group, Inc.:
5.25% 6/1/26	385,000	395,588
5.875% 11/15/24	520,000	560,300
Communications Sales & Leasing, Inc. 8.25% 10/15/23	305,000	321,013
Howard Hughes Corp. 5.375% 3/15/25 (b)	1,005,000	1,036,406
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	806,000
Lennar Corp. 4.125% 1/15/22	865,000	886,625
Mattamy Group Corp. 6.875% 12/15/23 (b)	345,000	349,313
Meritage Homes Corp. 5.125% 6/6/27 (b)(e)	1,070,000	1,068,663
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)	1,015,000	411,075
5.25% 6/27/29 (b)	515,000	203,425
5.25% 6/27/29 (Reg. S)	455,000	179,725
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	615,000	645,750
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	590,000	604,750
Starwood Property Trust, Inc. 5% 12/15/21 (b)	865,000	901,763
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	2,265,000	2,366,925
TRI Pointe Homes, Inc. 5.875% 6/15/24	300,000	314,250
WCI Communities, Inc. 6.875% 8/15/21	385,000	402,325
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	348,450
5.875% 1/31/25	580,000	598,850
7% 8/15/22	1,030,000	1,071,200
		16,387,946
Hotels - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	2,600,000	2,656,784
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	1,545,000	1,560,450
		4,217,234
Leisure - 0.6%
Carlson Travel, Inc.:
6.75% 12/15/23 (b)	665,000	683,288
9.5% 12/15/24 (b)	640,000	659,200
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)	535,000	561,750
Silversea Cruises 7.25% 2/1/25 (b)	385,000	411,238
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	520,000	523,250
5.5% 4/15/27 (b)	520,000	535,600
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	615,000	647,288
7.25% 11/30/21 (b)	1,295,000	1,393,744
		5,415,358
Metals/Mining - 2.7%
Eldorado Gold Corp. 6.125% 12/15/20 (b)	440,000	451,000
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	485,000	507,941
7.25% 5/15/22 (b)	245,000	252,350
7.25% 4/1/23 (b)	1,625,000	1,641,250
7.5% 4/1/25 (b)	2,570,000	2,587,669
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	625,000	632,813
5.125% 5/15/24 (b)	770,000	777,700
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,985,000	1,855,975
3.875% 3/15/23	4,660,000	4,331,004
4.55% 11/14/24	4,690,000	4,415,635
5.4% 11/14/34	1,540,000	1,362,900
6.75% 2/1/22 (b)	805,000	833,175
6.875% 2/15/23 (b)	770,000	806,575
Murray Energy Corp. 11.25% 4/15/21 (b)	655,000	501,075
Novelis Corp. 5.875% 9/30/26 (b)	775,000	802,125
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	1,090,000	1,070,249
Teck Resources Ltd. 8.5% 6/1/24 (b)	715,000	825,825
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)	770,000	0
		23,655,261
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	335,000	347,563
Louisiana-Pacific Corp. 4.875% 9/15/24	385,000	389,813
NewPage Corp. 11.375% 12/31/2114 (d)	4,077,567	0
		737,376
Restaurants - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (b)	1,065,000	1,065,000
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	1,135,000	1,180,741
		2,245,741
Services - 2.1%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (b)	710,000	663,850
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	2,765,000	2,336,425
APX Group, Inc.:
6.375% 12/1/19	868,000	895,481
7.875% 12/1/22	2,310,000	2,523,421
8.75% 12/1/20	780,000	808,275
Aramark Services, Inc.:
4.75% 6/1/26	770,000	798,721
5% 4/1/25 (b)	1,040,000	1,092,000
5.125% 1/15/24	530,000	559,150
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (b)	555,000	539,044
CDK Global, Inc. 4.875% 6/1/27 (b)	1,065,000	1,076,321
Corrections Corp. of America 5% 10/15/22	570,000	587,100
Herc Rentals, Inc. 7.5% 6/1/22 (b)	346,000	367,625
Hertz Corp. 6.25% 10/15/22	935,000	806,438
IHS Markit Ltd. 5% 11/1/22 (b)	200,000	213,000
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	810,000	826,200
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	285,000	294,975
The GEO Group, Inc. 6% 4/15/26	345,000	357,075
The ServiceMaster Co. 5.125% 11/15/24 (b)	860,000	891,906
United Rentals North America, Inc.:
5.5% 5/15/27	600,000	616,500
5.875% 9/15/26	1,975,000	2,093,480
		18,346,987
Steel - 0.1%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	621,000	683,100
Commercial Metals Co. 4.875% 5/15/23	590,000	592,213
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	8,000	8,300
		1,283,613
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,151,016
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	890,000	378,250
9% 3/15/19 (b)	695,000	337,075
DBP Holding Corp. 7.75% 10/15/20 (b)	1,250,000	725,000
JC Penney Corp., Inc.:
6.375% 10/15/36	281,000	205,130
7.4% 4/1/37	185,000	142,450
Netflix, Inc. 4.375% 11/15/26 (b)	430,000	430,559
PetSmart, Inc.:
5.875% 6/1/25 (b)	535,000	537,006
8.875% 6/1/25 (b)	535,000	526,975
Sonic Automotive, Inc. 6.125% 3/15/27 (b)	635,000	636,588
		5,070,049
Technology - 2.8%
CDW LLC/CDW Finance Corp.:
5% 9/1/25	505,000	520,150
5.5% 12/1/24	495,000	534,600
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	1,370,000	685,000
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	915,000	1,075,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	1,540,000	1,672,164
5.875% 6/15/21 (b)	1,435,000	1,516,616
7.125% 6/15/24 (b)	800,000	891,563
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	3,850,000	4,103,869
Lucent Technologies, Inc.:
6.45% 3/15/29	3,375,000	3,948,750
6.5% 1/15/28	190,000	221,350
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,455,000	2,528,650
5.5% 2/1/25	224,000	233,661
Nuance Communications, Inc. 5.625% 12/15/26 (b)	2,590,000	2,725,975
Open Text Corp. 5.875% 6/1/26 (b)	770,000	824,385
Parametric Technology Corp. 6% 5/15/24	280,000	298,374
Qorvo, Inc. 6.75% 12/1/23	445,000	487,275
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	705,000	733,200
Symantec Corp. 5% 4/15/25 (b)	800,000	830,000
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (b)	630,000	644,175
VeriSign, Inc. 4.625% 5/1/23	695,000	713,244
		25,188,126
Telecommunications - 8.4%
Altice Financing SA:
6.5% 1/15/22 (b)	1,290,000	1,354,500
6.625% 2/15/23 (b)	1,565,000	1,665,160
7.5% 5/15/26 (b)	2,865,000	3,155,081
Altice Finco SA:
7.625% 2/15/25 (b)	1,455,000	1,516,838
8.125% 1/15/24 (b)	2,665,000	2,898,188
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,203,000
Cincinnati Bell, Inc. 7% 7/15/24 (b)	1,130,000	1,186,500
CommScope Technologies Finance LLC:
5% 3/15/27 (b)	1,005,000	1,005,000
6% 6/15/25 (b)	405,000	430,394
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)	250,000	255,625
5.375% 3/15/27 (b)	215,000	221,450
Frontier Communications Corp. 11% 9/15/25	4,365,000	4,081,275
GCI, Inc. 6.875% 4/15/25	1,835,000	1,990,975
Inmarsat Finance PLC 4.875% 5/15/22 (b)	395,000	403,888
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,850,000	2,344,125
7.5% 4/1/21	770,000	687,225
8% 2/15/24 (b)	1,085,000	1,171,122
Intelsat Luxembourg SA 7.75% 6/1/21	267,000	148,853
Level 3 Financing, Inc.:
5.125% 5/1/23	2,010,000	2,091,666
5.25% 3/15/26	790,000	821,355
5.375% 1/15/24	1,765,000	1,849,949
5.375% 5/1/25	335,000	352,062
5.625% 2/1/23	830,000	866,313
Neptune Finco Corp.:
6.625% 10/15/25 (b)	3,340,000	3,679,511
10.125% 1/15/23 (b)	760,000	884,921
10.875% 10/15/25 (b)	440,000	535,700
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,790,000	1,935,438
SFR Group SA:
6% 5/15/22 (b)	1,865,000	1,951,256
6.25% 5/15/24 (b)	695,000	729,750
7.375% 5/1/26 (b)	1,955,000	2,115,056
Sprint Capital Corp. 6.875% 11/15/28	1,685,000	1,868,244
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,421,775
Sprint Corp.:
7.125% 6/15/24	4,660,000	5,241,918
7.25% 9/15/21	2,850,000	3,235,634
7.875% 9/15/23	3,935,000	4,544,925
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,223,255
6% 4/15/24	1,840,000	1,982,600
6.125% 1/15/22	1,155,000	1,217,081
6.5% 1/15/26	630,000	695,363
6.625% 4/1/23	3,625,000	3,859,538
Telecom Italia Capital SA 6.375% 11/15/33	770,000	827,750
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	735,000	823,200
ViaSat, Inc. 6.875% 6/15/20	870,000	887,400
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	2,455,000	2,489,149
7.375% 4/23/21 (b)	290,000	302,180
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	615,000	648,757
		74,800,945
Transportation Ex Air/Rail - 1.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,620,000	2,305,600
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	7,435,000	5,948,000
8.125% 2/15/19	2,475,000	2,184,188
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	420,000	404,250
Teekay Corp. 8.5% 1/15/20	3,525,000	3,419,250
		14,261,288
Utilities - 4.3%
Calpine Corp. 5.75% 1/15/25	3,645,000	3,458,194
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	1,540,000	1,663,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,920,000	2,049,600
Dynegy, Inc.:
7.375% 11/1/22	2,585,000	2,546,225
7.625% 11/1/24	12,295,000	11,926,150
8% 1/15/25 (b)	835,000	810,034
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,320,000	1,333,200
7% 6/15/23	3,375,000	3,375,000
InterGen NV 7% 6/30/23 (b)	6,690,000	6,405,675
NRG Energy, Inc. 7.875% 5/15/21	70,000	72,450
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	812,013	872,914
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	440,000	459,800
PPL Energy Supply LLC:
4.6% 12/15/21	1,095,000	848,625
6.5% 6/1/25	810,000	605,475
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	223,000	217,425
The AES Corp.:
4.0546% 6/1/19 (c)	180,000	180,450
6% 5/15/26	1,515,000	1,621,050
		38,445,467

TOTAL NONCONVERTIBLE BONDS		708,599,443

TOTAL CORPORATE BONDS
(Cost $688,357,705)		710,736,759
	Shares	Value

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (f)	13,838	472,153
Chassix Holdings, Inc. warrants 7/29/20 (f)	3,722	36,401

TOTAL AUTOMOTIVE & AUTO PARTS		508,554

Banks & Thrifts - 0.0%
CIT Group, Inc.	1,105	49,780
Environmental - 0.0%
Tervita Corp. Class A	10,214	66,236
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)	78,000	505,440
TOTAL COMMON STOCKS
(Cost $3,151,384)		1,130,010

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. Series A 5.75%	5,300	3,309,188
Nonconvertible Preferred Stocks - 0.4%
Environmental - 0.4%
Tervita Corp. Series A	559,673	3,629,371
TOTAL PREFERRED STOCKS
(Cost $6,764,180)		6,938,559
	Principal Amount	Value

Bank Loan Obligations - 4.8%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	144,003	144,003
Broadcasting - 0.2%
CBS Radio, Inc.:
term loan 4.5099% 10/17/23 (c)	1,765,679	1,781,128
Tranche B 1LN, term loan 3/2/24 (g)	170,000	170,991

TOTAL BROADCASTING		1,952,119

Cable/Satellite TV - 0.5%
Charter Communication Operating LLC term loan:
3% 7/1/20 (c)	834,785	839,168
3% 1/3/21 (c)	1,186,027	1,192,550
Virgin Media Bristol LLC Tranche 1LN, term loan 3.7391% 1/31/25 (c)	1,320,000	1,325,359
WideOpenWest Finance LLC Tranche B, term loan 4.7014% 8/19/23 (c)	1,537,275	1,545,484

TOTAL CABLE/SATELLITE TV		4,902,561

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 3.8888% 8/21/23 (c)	831,095	834,212
SRAM LLC. Tranche B, term loan 4.6129% 3/15/24 (c)	606,834	608,352

TOTAL CAPITAL GOODS		1,442,564

Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.6468% 3/19/20 (c)	961,186	969,895
Containers - 0.1%
Consolidated Container Co. Tranche B 1LN, term loan 4.5447% 5/22/24 (c)(e)	150,000	150,788
Reynolds Group Holdings, Inc. Tranche B, term loan 4.0447% 2/5/23 (c)	1,174,107	1,179,602

TOTAL CONTAINERS		1,330,390

Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3.2578% 3/16/24 (c)	721,875	725,665
Energy - 0.5%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)	825,000	912,145
FTS International, Inc. Tranche B, term loan 5.7947% 4/16/21 (c)	3,640,000	3,174,080
Seadrill Operating LP Tranche B, term loan 4.1468% 2/21/21 (c)	1,165,962	798,684

TOTAL ENERGY		4,884,909

Gaming - 0.4%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3.75% 5/8/21 (c)	1,786,560	1,796,833
CityCenter Holdings LLC Tranche B, term loan 3.4991% 4/18/24 (c)	1,450,000	1,455,438

TOTAL GAMING		3,252,271

Healthcare - 1.0%
Community Health Systems, Inc. Tranche H, term loan 4.0477% 1/27/21 (c)	1,112,789	1,112,956
Kindred Healthcare, Inc. Tranche B, term loan 4.6875% 4/9/21 (c)	1,178,333	1,182,752
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.7827% 6/30/21 (c)	6,529,893	6,550,136

TOTAL HEALTHCARE		8,845,844

Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan 6.1468% 11/22/23 (c)	110,000	110,928
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.6468% 3/14/22 (c)	130,000	130,423
Restaurants - 0.0%
Burger King Worldwide, Inc. Tranche B, term loan 3.3093% 2/17/24 (c)	284,407	284,834
Services - 0.5%
Almonde, Inc. Tranche B 1LN, term loan 5/3/24 (g)	450,000	450,864
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.9172% 11/26/20 (c)	2,048,363	2,051,783
Laureate Education, Inc. Tranche B 1LN, term loan 7.5% 4/26/24 (c)	1,515,000	1,517,712

TOTAL SERVICES		4,020,359

Super Retail - 0.2%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	735,050	583,218
Sears Holdings Corp. Tranche ABL, term loan 5.4928% 6/30/18 (c)	896,213	878,736

TOTAL SUPER RETAIL		1,461,954

Technology - 0.5%
First Data Corp. Tranche B 1LN, term loan 3.5294% 4/26/24 (c)	550,000	552,838
Information Resources, Inc. Tranche B 1LN, term loan 5.2599% 1/18/24 (c)	185,000	186,676
Kronos, Inc. Tranche B 1LN, term loan 4.6801% 11/1/23 (c)	1,745,625	1,761,423
Renaissance Learning, Inc. Tranche 1LN, term loan 4.8968% 4/9/21 (c)	817,034	820,612
Veritas U.S., Inc. Tranche B 1LN, term loan 6.7718% 1/27/23 (c)	1,080,000	1,080,680

TOTAL TECHNOLOGY		4,402,229

Telecommunications - 0.3%
Polycom, Inc. Tranche B, term loan 6.2735% 9/27/23 (c)	708,201	714,752
Radiate Holdco LLC Tranche B, term loan 3.9928% 2/1/24 (c)	1,320,000	1,322,152
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (c)	615,000	616,667

TOTAL TELECOMMUNICATIONS		2,653,571

Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 5% 11/30/23 (c)	1,141,853	1,151,845
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.2576% 12/14/23 (c)	359,100	359,236

TOTAL UTILITIES		1,511,081

TOTAL BANK LOAN OBLIGATIONS
(Cost $42,549,048)		43,025,600

Preferred Securities - 4.6%
Banks & Thrifts - 4.6%
Bank of America Corp.:
6.1% (c)(h)	1,850,000	2,009,743
6.25% (c)(h)	1,320,000	1,437,408
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,816,820
Barclays PLC:
6.625% (c)(h)	6,135,000	6,352,437
8.25% (c)(h)	1,460,000	1,584,080
BNP Paribas SA 6.75% (b)(c)(h)	1,555,000	1,663,213
Citigroup, Inc.:
5.875% (c)(h)	4,445,000	4,680,748
6.3% (c)(h)	910,000	961,560
Credit Agricole SA:
6.625% (b)(c)(h)	1,410,000	1,470,633
7.875% (b)(c)(h)	1,995,000	2,223,235
8.125% (b)(c)(h)	780,000	913,813
Credit Suisse Group AG:
6.25% (b)(c)(h)	560,000	607,132
7.5% (b)(c)(h)	855,000	984,695
Deutsche Bank AG 7.5% (c)(h)	710,000	734,194
Goldman Sachs Group, Inc. 5.375% (c)(h)	670,000	695,603
JPMorgan Chase & Co.:
6.125% (c)(h)	470,000	508,942
6.75% (c)(h)	910,000	1,051,038
Lloyds Banking Group PLC 7.5% (c)(h)	1,960,000	2,182,364
Royal Bank of Scotland Group PLC:
7.5% (c)(h)	2,815,000	2,970,781
8% (c)(h)	590,000	653,412
8.625% (c)(h)	1,610,000	1,786,722
Societe Generale:
6% (b)(c)(h)	220,000	223,183
8% (b)(c)(h)	1,740,000	1,999,109
TOTAL PREFERRED SECURITIES
(Cost $37,572,559)		40,510,865
	Shares	Value

Money Market Funds - 9.1%
Fidelity Cash Central Fund, 0.86% (i)
(Cost $80,340,199)	80,332,110	80,348,176
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $858,735,075)		882,689,969
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,877,467
NET ASSETS - 100%		$887,567,436

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $346,098,928 or 39.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$261,893
Total	$261,893

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$508,554	$--	$--	$508,554
Energy	3,309,188	--	3,309,188	--
Financials	49,780	49,780	--	--
Industrials	3,695,607	--	--	3,695,607
Telecommunication Services	505,440	505,440	--	--
Corporate Bonds	710,736,759	--	710,736,759	--
Bank Loan Obligations	43,025,600	--	42,881,597	144,003
Preferred Securities	40,510,865	--	40,510,865	--
Money Market Funds	80,348,176	80,348,176	--	--
Total Investments in Securities:	$882,689,969	$80,903,396	$797,438,409	$4,348,164

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $858,798,215. Net unrealized appreciation aggregated $23,891,754, of which $40,696,013 related to appreciated investment securities and $16,804,259 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

May 31, 2017

SHI-QTLY-0717
1.834744.111

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.1%
	Principal Amount	Value
Air Transportation - 1.9%
Air Canada 7.75% 4/15/21 (a)	$1,820,000	$2,077,075
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,710,000	1,713,848
Allegiant Travel Co. 5.5% 7/15/19	5,920,000	6,105,000
American Airlines Group, Inc. 5.5% 10/1/19 (a)	1,880,000	1,965,784
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	336,032	368,375
5.5% 10/29/20	646,421	675,510
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	574,729	653,754
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	832,353	873,971

TOTAL AIR TRANSPORTATION		14,433,317

Automotive & Auto Parts - 0.7%
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (a)(b)	510,000	515,100
Tenneco, Inc. 5% 7/15/26	1,020,000	1,031,475
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	3,790,000	3,988,975

TOTAL AUTOMOTIVE & AUTO PARTS		5,535,550

Banks & Thrifts - 1.0%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,566,390
5.75% 11/20/25	1,700,000	1,765,875
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,630,000	3,798,918

TOTAL BANKS & THRIFTS		7,131,183

Broadcasting - 0.1%
AMC Networks, Inc. 4.75% 12/15/22	625,000	641,406
Building Materials - 2.0%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,550,000	1,586,813
5.125% 2/15/21 (a)	2,120,000	2,210,100
5.375% 11/15/24 (a)	7,395,000	7,773,994
6% 10/15/25 (a)	1,710,000	1,846,800
Eagle Materials, Inc. 4.5% 8/1/26	1,520,000	1,531,218
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	280,000	292,600

TOTAL BUILDING MATERIALS		15,241,525

Cable/Satellite TV - 5.6%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	9,515,000	9,931,281
5.5% 5/15/26 (a)	2,025,000	2,121,188
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	573,430
5.125% 5/1/23 (a)	2,980,000	3,134,602
5.125% 5/1/27 (a)	3,580,000	3,667,263
5.5% 5/1/26 (a)	3,545,000	3,747,136
5.75% 2/15/26 (a)	1,570,000	1,677,938
5.875% 4/1/24 (a)	2,130,000	2,288,153
5.875% 5/1/27 (a)	2,500,000	2,662,500
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,025,000	2,120,823
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,181,325
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	669,500
5.5% 8/15/26 (a)	4,275,000	4,403,250
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,320,000	3,371,560

TOTAL CABLE/SATELLITE TV		41,549,949

Capital Goods - 0.0%
Belden, Inc. 5.25% 7/15/24 (a)	330,000	336,600
Chemicals - 1.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	715,000	721,893
3.45% 6/1/23	2,305,000	2,158,056
4.5% 12/1/26 (a)	515,000	531,510
5.15% 3/15/34	110,000	101,750
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)(c)	970,000	972,425
5.25% 6/1/27 (a)(c)	850,000	851,063
Olin Corp. 5.125% 9/15/27	1,500,000	1,550,625
Versum Materials, Inc. 5.5% 9/30/24 (a)	930,000	976,500

TOTAL CHEMICALS		7,863,822

Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,585,000	2,730,406
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,215,000	1,237,781
4.4318% 5/15/21 (a)(b)	1,525,000	1,555,500
4.625% 5/15/23 (a)	2,510,000	2,566,475
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	1,510,000	1,483,726
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	956,250
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,060,000	1,078,550

TOTAL CONTAINERS		8,878,282

Diversified Financial Services - 8.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,990,000	2,081,695
4.625% 7/1/22	1,410,000	1,511,027
5% 10/1/21	4,690,000	5,093,307
Aircastle Ltd.:
5% 4/1/23	520,000	555,428
5.125% 3/15/21	4,735,000	5,072,369
FLY Leasing Ltd. 6.375% 10/15/21	1,665,000	1,739,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,321,528
5.875% 2/1/22	22,275,000	22,803,997
6% 8/1/20	2,555,000	2,622,069
6.25% 2/1/22	410,000	426,913
6.75% 2/1/24	740,000	773,300
ILFC E-Capital Trust II 4.91% 12/21/65 (a)(b)	1,755,000	1,693,575
International Lease Finance Corp. 4.625% 4/15/21	510,000	544,045
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,318,825
5.25% 11/15/24 (a)	3,460,000	3,653,414
Navient Corp. 5.875% 10/25/24	405,000	393,863
SLM Corp.:
4.875% 6/17/19	1,495,000	1,544,784
5.5% 1/15/19	1,380,000	1,431,750
5.5% 1/25/23	2,360,000	2,329,768

TOTAL DIVERSIFIED FINANCIAL SERVICES		59,911,582

Diversified Media - 0.1%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	485,000	498,944
Energy - 11.9%
Antero Resources Corp.:
5% 3/1/25 (a)	1,680,000	1,646,400
5.125% 12/1/22	4,870,000	4,924,788
5.625% 6/1/23 (Reg. S)	4,530,000	4,643,250
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	820,000	831,275
5.875% 3/31/25	2,155,000	2,313,931
7% 6/30/24	1,070,000	1,198,400
Concho Resources, Inc. 4.375% 1/15/25	4,720,000	4,814,400
Consolidated Energy Finance SA 4.97% 6/15/22 (a)(b)(c)	1,575,000	1,573,608
Continental Resources, Inc.:
3.8% 6/1/24	495,000	462,528
4.5% 4/15/23	4,910,000	4,799,525
4.9% 6/1/44	2,325,000	1,989,317
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (a)	2,385,000	2,438,663
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,421,000	3,472,315
Ensco PLC:
4.5% 10/1/24	455,000	374,238
5.2% 3/15/25	2,875,000	2,435,671
8% 1/31/24	880,000	866,800
Gibson Energy, Inc. 6.75% 7/15/21 (a)	1,219,000	1,264,713
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	6,632,000	6,325,270
5.75% 10/1/25 (a)	2,990,000	2,930,200
Nabors Industries, Inc. 5.5% 1/15/23 (a)	899,000	890,010
Newfield Exploration Co. 5.375% 1/1/26	485,000	506,825
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	990,000	933,075
Noble Holding International Ltd.:
4.625% 3/1/21	881,000	792,900
7.75% 1/15/24	3,005,000	2,650,981
NRG Yield Operating LLC 5% 9/15/26 (a)	2,445,000	2,426,663
NuStar Logistics LP 5.625% 4/28/27	385,000	402,325
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	740,000	741,850
Range Resources Corp.:
4.875% 5/15/25	1,135,000	1,079,669
5% 8/15/22 (a)	1,500,000	1,473,750
5% 3/15/23 (a)	2,575,000	2,510,625
Sabine Pass Liquefaction LLC 5.75% 5/15/24	2,950,000	3,304,304
Southwestern Energy Co.:
4.1% 3/15/22	1,700,000	1,572,500
5.8% 1/23/20 (b)	1,150,000	1,167,250
6.7% 1/23/25 (b)	625,000	617,188
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	1,650,000	1,703,625
6.375% 4/1/23	3,030,000	3,226,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,126,650
5.125% 2/1/25 (a)	460,000	476,100
5.25% 5/1/23	275,000	283,594
5.375% 2/1/27 (a)	460,000	479,550
6.75% 3/15/24	1,640,000	1,779,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	485,000	512,888
5.875% 10/1/20	620,000	635,500
6.125% 10/15/21	350,000	365,094
The Williams Companies, Inc.:
3.7% 1/15/23	3,295,000	3,245,575
4.55% 6/24/24	3,855,000	3,961,013
Whiting Petroleum Corp. 5.75% 3/15/21	520,000	510,120

TOTAL ENERGY		88,681,266

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 4.875% 6/1/23	195,000	198,411
Environmental - 0.5%
Covanta Holding Corp.:
5.875% 3/1/24	3,400,000	3,357,500
5.875% 7/1/25	225,000	219,375

TOTAL ENVIRONMENTAL		3,576,875

Food & Drug Retail - 0.5%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	345,000	351,900
Tesco PLC 6.15% 11/15/37 (a)	3,055,000	3,149,005

TOTAL FOOD & DRUG RETAIL		3,500,905

Food/Beverage/Tobacco - 2.5%
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,681,875
ESAL GmbH 6.25% 2/5/23 (a)	5,700,000	5,204,813
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,255,000	1,164,013
7.75% 10/28/20 (a)	745,000	725,258
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	620,000	604,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	2,050,000
4.875% 11/1/26 (a)	1,325,000	1,358,125
Minerva Luxembourg SA 6.5% 9/20/26 (a)	575,000	569,969
Vector Group Ltd. 6.125% 2/1/25 (a)	5,175,000	5,382,000

TOTAL FOOD/BEVERAGE/TOBACCO		18,740,553

Gaming - 5.7%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	355,000	384,288
MCE Finance Ltd. 5% 2/15/21 (a)	8,765,000	8,995,520
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	6,895,000	6,895,000
Scientific Games Corp. 7% 1/1/22 (a)	2,705,000	2,887,588
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,825,000	1,875,206
Wynn Macau Ltd. 5.25% 10/15/21 (a)	21,115,000	21,880,419

TOTAL GAMING		42,918,021

Healthcare - 5.4%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	255,000	246,713
Community Health Systems, Inc.:
5.125% 8/1/21	3,035,000	3,072,938
6.25% 3/31/23	1,800,000	1,866,150
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,185,000	1,199,813
HCA Holdings, Inc.:
4.5% 2/15/27	3,115,000	3,204,556
5% 3/15/24	1,030,000	1,103,542
5.25% 6/15/26	7,245,000	7,870,244
IMS Health, Inc. 5% 10/15/26 (a)	1,030,000	1,063,248
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	340,000	340,000
5.5% 4/15/25 (a)	1,595,000	1,463,413
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,755,000	1,842,750
6.375% 3/1/24	960,000	1,046,400
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,198,313
5.5% 2/1/21	5,385,000	5,613,863
Teleflex, Inc. 4.875% 6/1/26	5,545,000	5,683,625
Tenet Healthcare Corp. 4.375% 10/1/21	1,485,000	1,524,353
Valeant Pharmaceuticals International, Inc. 6.5% 3/15/22 (a)	1,255,000	1,317,499
Wellcare Health Plans, Inc. 5.25% 4/1/25	650,000	684,938

TOTAL HEALTHCARE		40,342,358

Homebuilders/Real Estate - 2.9%
CalAtlantic Group, Inc. 5.25% 6/1/26	330,000	339,075
Howard Hughes Corp. 5.375% 3/15/25 (a)	895,000	922,969
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,231,325
4.875% 12/15/23	900,000	940,500
Mattamy Group Corp.:
6.5% 11/15/20 (a)	1,545,000	1,579,763
6.875% 12/15/23 (a)	1,105,000	1,118,813
PulteGroup, Inc.:
4.25% 3/1/21	4,300,000	4,461,250
5% 1/15/27	1,000,000	1,015,000
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,530,000	1,595,025
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,719,900
5.625% 3/1/24 (a)	1,500,000	1,567,500
5.875% 4/15/23 (a)	785,000	837,988
Toll Brothers Finance Corp. 4.875% 3/15/27	2,020,000	2,078,075
VEREIT Operating Partnership LP:
4.125% 6/1/21	710,000	744,449
4.875% 6/1/26	710,000	750,648

TOTAL HOMEBUILDERS/REAL ESTATE		21,902,280

Hotels - 0.6%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	2,785,000	2,812,850
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	1,000,000	1,035,000
4.875% 4/1/27 (a)	590,000	610,650

TOTAL HOTELS		4,458,500

Leisure - 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	515,000	553,625
Silversea Cruises 7.25% 2/1/25 (a)	540,000	576,801

TOTAL LEISURE		1,130,426

Metals/Mining - 2.2%
ArcelorMittal SA 6.125% 6/1/25	1,300,000	1,457,625
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	525,000	531,563
5.125% 5/15/24 (a)	645,000	651,450
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,000,000	3,740,000
3.875% 3/15/23	1,395,000	1,296,513
4.55% 11/14/24	2,320,000	2,184,280
Lundin Mining Corp. 7.5% 11/1/20 (a)	3,545,000	3,749,227
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	645,000	633,313
Teck Resources Ltd. 4.75% 1/15/22	1,830,000	1,912,350

TOTAL METALS/MINING		16,156,321

Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,940,000	1,940,000
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,845,000	1,919,354

TOTAL RESTAURANTS		3,859,354

Services - 1.5%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,505,080
5.125% 1/15/24	4,015,000	4,235,825
United Rentals North America, Inc. 4.625% 7/15/23	4,192,000	4,363,453

TOTAL SERVICES		11,104,358

Steel - 1.4%
Steel Dynamics, Inc.:
5.125% 10/1/21	8,800,000	9,075,000
5.25% 4/15/23	1,300,000	1,343,875

TOTAL STEEL		10,418,875

Super Retail - 0.8%
L Brands, Inc.:
6.75% 7/1/36	2,765,000	2,661,866
6.875% 11/1/35	1,010,000	982,225
Sally Holdings LLC 5.625% 12/1/25	2,050,000	2,101,250

TOTAL SUPER RETAIL		5,745,341

Technology - 7.1%
EMC Corp. 2.65% 6/1/20	2,400,000	2,366,856
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	559,075
Micron Technology, Inc.:
5.25% 8/1/23 (a)	2,135,000	2,193,713
5.25% 1/15/24 (a)	1,370,000	1,411,100
5.625% 1/15/26 (a)	3,060,000	3,176,586
5.875% 2/15/22	755,000	788,975
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,692,000	2,742,475
5.625% 12/15/26 (a)	1,960,000	2,062,900
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,490,000	2,598,938
4.125% 6/1/21 (a)	4,975,000	5,248,625
4.625% 6/15/22 (a)	2,885,000	3,115,800
4.625% 6/1/23 (a)	2,290,000	2,473,200
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,560,884
Qorvo, Inc.:
6.75% 12/1/23	6,450,000	7,062,750
7% 12/1/25	3,345,000	3,771,488
Sensata Technologies BV:
4.875% 10/15/23 (a)	1,440,000	1,465,200
5% 10/1/25 (a)	2,020,000	2,097,002
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	2,465,000	2,686,850
Symantec Corp. 5% 4/15/25 (a)	1,720,000	1,784,500
VeriSign, Inc. 5.25% 4/1/25	1,012,000	1,073,985

TOTAL TECHNOLOGY		53,240,902

Telecommunications - 10.0%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	934,500
6.625% 2/15/23 (a)	3,480,000	3,702,720
7.5% 5/15/26 (a)	11,155,000	12,284,444
Columbus International, Inc. 7.375% 3/30/21 (a)	6,331,000	6,745,681
CommScope Technologies Finance LLC 5% 3/15/27 (a)	890,000	890,000
Equinix, Inc. 5.375% 5/15/27	650,000	683,924
Inmarsat Finance PLC 4.875% 5/15/22 (a)	810,000	828,225
Level 3 Financing, Inc. 5.25% 3/15/26	1,519,000	1,579,289
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,240,000	3,503,250
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,980,000	2,051,914
5.125% 4/15/25	1,525,000	1,589,980
6% 3/1/23	5,535,000	5,887,580
6% 4/15/24	1,450,000	1,562,375
6.375% 3/1/25	5,795,000	6,280,331
6.5% 1/15/24	1,700,000	1,840,675
6.625% 4/1/23	6,980,000	7,431,606
Telecom Italia Capital SA:
6% 9/30/34	2,501,000	2,644,007
6.375% 11/15/33	1,995,000	2,144,625
Telecom Italia SpA 5.303% 5/30/24 (a)	3,485,000	3,718,042
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	8,170,000	8,283,645

TOTAL TELECOMMUNICATIONS		74,586,813

Utilities - 4.4%
Calpine Corp. 5.25% 6/1/26 (a)	4,615,000	4,591,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,263,348
DPL, Inc. 6.75% 10/1/19	3,375,000	3,535,313
NRG Energy, Inc. 6.25% 5/1/24	2,995,000	3,011,473
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,420,561	7,977,103
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	719,000	701,025
The AES Corp.:
4.0546% 6/1/19 (b)	204,000	204,510
4.875% 5/15/23	7,870,000	7,997,888
6% 5/15/26	1,555,000	1,663,850

TOTAL UTILITIES		32,946,435

TOTAL NONCONVERTIBLE BONDS
(Cost $575,694,258)		598,260,560

Bank Loan Obligations - 5.6%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 4.1401% 6/4/21 (b)	3,310,764	3,322,782
Tranche F, term loan 4.0447% 6/9/23 (b)	2,025,649	2,028,688

TOTAL AEROSPACE		5,351,470

Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 3.4891% 12/14/23 (b)	1,650,000	1,652,838
United Air Lines, Inc. Tranche B, term loan 3.4218% 4/1/24 (b)	1,630,000	1,640,188

TOTAL AIR TRANSPORTATION		3,293,026

Broadcasting - 0.3%
Nielsen Finance LLC Tranche B 4LN, term loan 2.9944% 10/4/23 (b)	1,932,900	1,938,641
Cable/Satellite TV - 0.5%
Zayo Group LLC:
term loan 3.0099% 1/19/21 (b)	725,000	728,176
Tranche B 1LN, term loan 3.5099% 1/19/24 (b)	128,693	129,490
Ziggo Secured Finance Partnership Tranche E, term loan 3.4891% 4/15/25 (b)	2,565,000	2,563,923

TOTAL CABLE/SATELLITE TV		3,421,589

Capital Goods - 0.0%
Doosan Bobcat Tranche B, term loan 3.9294% 5/18/24 (b)	95,000	95,594
Chemicals - 0.0%
Ashland LLC Tranche B, term loan 5/25/24 (d)	210,000	210,920
Diversified Financial Services - 0.0%
Focus Financial Partners LLC Tranche B 1LN, term loan 5/19/24 (d)	75,000	75,469
Electric Utilities No Longer Use - 0.2%
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (b)	1,565,000	1,561,573
Food & Drug Retail - 0.4%
Albertson's LLC term loan 4.4504% 6/22/23 (b)	349,600	351,785
JBS USA Lux SA Tranche B, term loan 3.495% 10/30/22 (b)	1,525,000	1,501,363
Pizza Hut Holdings LLC Tranche B, term loan 2.9991% 6/16/23 (b)	1,305,000	1,312,347

TOTAL FOOD & DRUG RETAIL		3,165,495

Food/Beverage/Tobacco - 0.0%
Post Holdings, Inc. Tranche B, term loan 3.28% 5/24/24 (b)	320,000	321,651
Gaming - 0.2%
CityCenter Holdings LLC Tranche B, term loan 3.4991% 4/18/24 (b)	1,210,000	1,214,538
Healthcare - 0.5%
Envision Healthcare Corp. Tranche B, term loan 4.15% 12/1/23 (b)	2,239,388	2,262,341
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.75% 4/1/22 (b)	1,745,271	1,775,813

TOTAL HEALTHCARE		4,038,154

Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.3093% 2/17/24 (b)	1,851,255	1,854,032
Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (b)	1,997,278	1,970,655
PetSmart, Inc. term loan 4.01% 3/11/22 (b)	1,625,072	1,560,232

TOTAL SUPER RETAIL		3,530,887

Technology - 0.4%
Go Daddy Operating Co. LLC Tranche B, term loan 3.4928% 2/15/24 (b)	2,075,000	2,080,976
Rackspace Hosting, Inc. term loan 4.672% 11/3/23 (b)	389,025	391,134
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	419,355	426,694

TOTAL TECHNOLOGY		2,898,804

Telecommunications - 0.3%
Cable & Wireless Ltd. Tranche B, term loan 4.5383% 1/19/25 (b)	185,000	185,648
Level 3 Financing, Inc. Tranche B, term loan 3.2599% 2/22/24 (b)	1,575,000	1,576,969
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (b)	545,000	546,477
Telesat LLC Tranche B 4LN, term loan 4.15% 11/17/23 (b)	49,875	50,324

TOTAL TELECOMMUNICATIONS		2,359,418

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.24% 5/3/20 (b)	4,298,581	4,284,611
Calpine Corp.:
Tranche B 6LN, term loan 3.9% 1/1/23 (b)	1,693,563	1,689,125
Tranche B, term loan 2.8% 11/30/17 (b)	818,182	820,571

TOTAL UTILITIES		6,794,307

TOTAL BANK LOAN OBLIGATIONS
(Cost $41,879,038)		42,125,568

Preferred Securities - 9.3%
Banks & Thrifts - 9.3%
Bank of America Corp.:
6.1% (b)(e)	2,440,000	2,650,689
6.25% (b)(e)	12,760,000	13,894,947
6.5% (b)(e)	2,245,000	2,499,081
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,400,131
Barclays PLC:
6.625% (b)(e)	1,560,000	1,615,290
8.25% (b)(e)	2,085,000	2,262,197
BNP Paribas SA 7.375% (a)(b)(e)	1,865,000	2,087,924
Citigroup, Inc.:
5.875% (b)(e)	3,735,000	3,933,092
5.95% (b)(e)	7,450,000	7,870,915
5.95% (b)(e)	1,115,000	1,195,054
6.125% (b)(e)	2,860,000	3,071,867
Credit Agricole SA:
6.625% (a)(b)(e)	8,695,000	9,068,902
7.875% (a)(b)(e)	1,480,000	1,649,317
JPMorgan Chase & Co.:
5.3% (b)(e)	560,000	585,264
6.1% (b)(e)	1,135,000	1,233,083
6.75% (b)(e)	3,910,000	4,515,998
Royal Bank of Scotland Group PLC 7.5% (b)(e)	1,110,000	1,171,427
TOTAL PREFERRED SECURITIES
(Cost $65,599,603)		69,705,178
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.86% (f)
(Cost $26,604,873)	26,599,553	26,604,873
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $709,777,772)		736,696,179
NET OTHER ASSETS (LIABILITIES) - 1.4%		10,149,347
NET ASSETS - 100%		$746,845,526

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $306,439,478 or 41.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,471
Total	$94,471

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$598,260,560	$--	$598,260,560	$--
Bank Loan Obligations	42,125,568	--	42,125,568	--
Preferred Securities	69,705,178	--	69,705,178	--
Money Market Funds	26,604,873	26,604,873	--	--
Total Investments in Securities:	$736,696,179	$26,604,873	$710,091,306	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $709,822,296. Net unrealized appreciation aggregated $26,873,883, of which $28,493,821 related to appreciated investment securities and $1,619,938 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017